Note 8 - Income Taxes	12 Months Ended
Dec. 30, 2012
Income Tax Disclosure [Text Block]
8. INCOME TAXES

The provision (benefit) for income taxes consists of the following components for the fiscal year ended December 30, 2012 and December 25, 2011:

	December 30	December 25
	2012	2011
Federal
Current	$-	$-
Deferred	(119,304)	312,837

State
Current	133,120	250,674
Deferred	(13,983)	22,575

Income tax provision (benefit)	$(167)	$586,086

The provision (benefit) for income taxes is different from that which would be obtained by applying the statutory federal income tax rate to loss before income taxes. The items causing this difference are as follows:

	December 30	December 25
	2012	2011
Income tax provision (benefit) at federal statutory rate	$93,490	$783,735
State income tax provision	39,169	273,249
Permanent differences	84,140	17,913
Tax credits	(409,603)	(430,521)
Other	192,637	(58,290)

Income tax provision (benefit)	$(167)	$586,086

The Company’s income tax provision for December 30, 2012 varies from the provision using the statutory rate due primarily to provision to return adjustments and the generation of tax credits without regard to income.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company expects the deferred tax assets to be fully realizable within the next several years. Significant components of the Company's deferred income tax assets and liabilities are summarized as follows:

	December 30	December 25
	2012	2011
Deferred tax assets:
Net operating loss carry forwards	$1,665,744	$1,861,906
Deferred rent expense	2,482	50,471
Start-up costs	94,739	135,535
Tax credit carry-forwards	1,737,228	1,089,561
Interest rate swaps	146,455	236,806
Stock-based compensation	160,402	96,929
Other	166,292	59,978

Total deferred tax assets	3,973,342	3,531,186

Deferred tax liabilities:
Tax depreciation in excess of book	3,126,596	3,258,854

Net deferred income tax assets	$846,746	$272,332

If deemed necessary by management, the Company establishes valuation allowances in accordance with the provisions of ASC 740. Management continually reviews realizability of deferred tax assets and the Company recognizes these benefits only as reassessment indicates that it is more likely than not that such tax benefits will be realized.

The Company expects to use net operating loss and general business tax credit carry-forwards before its 20-year expiration. A significant amount of net operating loss carry forwards were used when the Company purchased nine affiliated restaurants in 2010, which were previously managed by DRH. Federal net operating loss carry forwards of $4.9 million will expire between 2029 and 2032. General business tax credits of $1.7 million will expire through 2032.

The Company is a member of a unitary group with other parties related by common ownership according to the provisions of the Michigan Business Tax Act. This group will file a single tax return for all members. An allocation of the current and deferred Michigan business tax incurred by the unitary group has been made based on an estimate of Michigan business tax attributable to the Company and has been reflected as state income tax expense in the accompanying consolidated financial statements consistent with the provisions of ASC 740.

The Company files income tax returns in the United States federal jurisdiction and various state jurisdictions.